Consolidated Statement of Changes in Equity (USD $) In Millions, except Share data, unless otherwise specified	Total USD ($)	Common Shares	Common Stock and Capital Surplus USD ($)	Retained Earnings Appro. USD ($)	Retained Earnings Unappro. USD ($)	Accum.Other Comprehensive Inc. (Loss) USD ($)	Total USD ($)	Noncontrolling Interests USD ($)
Beginning Balance at Dec. 31, 2007
Balance at December 31, 2008, as previously reported	$ 2,602		$ 1,351		$ 1,842	$ (703)	$ 2,490	$ 112
Balance at December 31, 2008, shares previously reported		115,599,169
Cumulative effect of accounting change for deferred policy acquisition costs	(196)				(162)	(34)	(196)
Ending Balance at Dec. 31, 2008	2,406		1,351		1,680	(737)	2,294	112
Beginning Balance, shares at Dec. 31, 2008		115,599,169
Cumulative effect of accounting change for other-than-temporary impairments					17	(17)
Net earnings	534				523		523	11
Other comprehensive income (loss)	925					918	918	7
Dividends on Common Stock	(61)				(61)		(61)
Shares issued:
Exercise of stock options	18		18				18
Exercise of stock options, shares		1,026,891
Other benefit plans	3		3				3
Other benefit plans, shares		207,601
Dividend reinvestment plan, shares		20,847
Stock-based compensation expense	11		11				11
Shares acquired and retired	(81)		(39)		(42)		(81)
Shares acquired and retired, shares		(3,291,835)
Shares exchanged - benefit plans	(4)		(2)		(2)		(4)
Shares exchanged - benefit plans, shares		(176,330)
Noncontrolling interest of acquired business	10							10
Other			2				2	(2)
Ending Balance at Dec. 31, 2009	3,761		1,344	0	2,115	164	3,623	138
Ending Balance, shares at Dec. 31, 2009		113,386,343
Cumulative effect of accounting change for other-than-temporary impairments	261			261	4	(4)	261
Net earnings	426				482		482	(56)
Other comprehensive income (loss)	338					336	336	2
Allocation of losses of managed investment entities				(64)			(64)	64
Dividends on Common Stock	(63)				(63)		(63)
Shares issued:
Exercise of stock options	31		31				31
Exercise of stock options, shares		1,547,526
Other benefit plans	6		6				6
Other benefit plans, shares		479,514
Dividend reinvestment plan, shares		17,028
Stock-based compensation expense	12		12				12
Shares acquired and retired	(292)		(122)		(170)		(292)
Shares acquired and retired, shares		(10,261,045)
Shares exchanged - benefit plans, shares		(1,000)
Other	1					(1)	(1)	2
Ending Balance at Dec. 31, 2010	4,481		1,271	197	2,368	495	4,331	150
Ending Balance, shares at Dec. 31, 2010	105,168,366	105,168,366
Net earnings	319				342		342	(23)
Other comprehensive income (loss)	91					85	85	6
Allocation of losses of managed investment entities				(24)			(24)	24
Dividends on Common Stock	(69)				(69)		(69)
Shares issued:
Exercise of stock options	38		38				38
Exercise of stock options, shares	1,576,664	1,576,664
Other benefit plans	9		9				9
Other benefit plans, shares		387,746
Dividend reinvestment plan	1		1				1
Dividend reinvestment plan, shares		15,763
Stock-based compensation expense	14		14				14
Shares acquired and retired	(315)		(113)		(202)		(315)
Shares acquired and retired, shares		(9,281,386)
Shares exchanged - benefit plans	(1)		(1)				(1)
Shares exchanged - benefit plans, shares		(20,751)
Other	(11)							(11)
Ending Balance at Dec. 31, 2011	$ 4,557		$ 1,219	$ 173	$ 2,439	$ 580	$ 4,411	$ 146
Ending Balance, shares at Dec. 31, 2011	97,846,402	97,846,402